Note 7 - Income Taxes (Details Textual) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2013
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	$ 0	$ 0	$ 0	$ 0
Unrecognized Tax Benefits	0	0	0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	$ 0	0	0
Operating Loss Carryforwards		274
Income Tax Expense (Benefit)		$ 0	$ 0